UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21049

PRIVATE ASSET MANAGEMENT FUNDS

(Exact name of registrant as specified in charter)

11995 El Camino Real, Suite 303, San Diego, CA 92130

(Address of principal executive offices)

              (Zip code)

Michael Berlin

Private Asset Management Funds

11995 El Camino Real, Suite 303, San Diego, CA 92130

(Name and address of agent for service)

Registrant's telephone number, including area code: (858) 792-3800

Date of fiscal year end: December 31

Date of reporting period: June 30, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

PRIVATE ASSET

MANAGEMENT FUND

SEMI-ANNUAL REPORT

June 30, 2006

PRIVATE ASSET MANAGEMENT FUND

PRIVATE ASSET MANAGEMENT FUND

by Sectors (as a percentage of Net Assets)

(Unaudited)

PERFORMANCE INFORMATION (Unaudited)

AVERAGE ANNUAL RATE OF RETURN (%) FOR THE PERIODS ENDED JUNE 30, 2006.

6/30/06 NAV $24.46

      Since

             1 Year

            3 Year

                Inception

Private Asset Management Fund(A)

              3.74%              7.33%

                               5.87%

S&P 500(B)

              8.62%             11.20%

                               6.02%

(A) 1 Year, 3 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions.  The inception date of the Private Asset Management Fund was May 6, 2002.

(B) The S&P 500 is a broad market-weighted average dominated by blue-chip stocks and is an unmanaged group of stocks whose composition is different from the Fund.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.  INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.  RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.  CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.  TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-800-663-4851.

2006 Semi-Annual Report  1

Availability of Quarterly Schedule of Investments (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC's Web site at http://www.sec.gov.  The Fund’s Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Guidelines (Unaudited)

Private Asset Management, Inc., the Fund’s Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge on the Fund’s website at www.pamfund.com.  It is also included in the Fund’s Statement of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent twelve-month period ended June 30th is available without charge, upon request, by calling our toll free number (1-800-663-4851). This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Disclosure of Expenses (Unaudited)

Shareholders of this Fund incur ongoing costs consisting solely of management fees and trustees fees.  The following example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with similar costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested in the Fund on December 31, 2005 and held through June 30, 2006.

The first line of the table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period.  In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

                                                                                                    Expenses Paid

                                  Beginning                    Ending

                          During the Period*

                                                                  Account Value           Account Value             December 31, 2005

                                                  December 31, 2005        June 30, 2006                to June 30, 2006

Actual                                    $1,000.00                  $1,018.74                            $7.51

Hypothetical                           $1,000.00                  $1,017.36                            $7.50

(5% annual return

before expenses)

*    Expenses are equal to the Fund’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2006 Semi-Annual Report  2

Private Asset Management Fund

		Schedule of Investments
		June 30, 2006 (Unaudited)
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
Aircraft Engines & Engine Parts
3,900	United Technologies Corp.	$247,338	2.76%

Beverages
3,300	Diageo plc **	222,915	2.48%

Biological Products
3,500	Amgen Inc. *	228,305	2.54%

Computer Communications Equipment
8,200	Cisco Systems Inc. *	160,146	1.79%

Computer & Office Equipment
3,000	International Business Machines Corp.	230,460	2.57%

Computer Peripheral Equipment
3,600	Intermec Inc. *	82,584	0.92%

Computer Storage Devices
13,000	EMC Corp. *	142,610	1.59%

Converted Paper & Paperboard Prods. (No Containers/Boxes)
2,800	Kimberly-Clark Corp.	172,760	1.93%

Electromedical & Electrotherapeutic Apparatus
3,000	Medtronic Inc.	140,760	1.57%

Electronic & Other Electrical Equipment
3,000	Emerson Electric Co.	251,430
10,150	General Electric Co.	334,544
		585,974	6.53%

Fire Marine & Casualty Insurance
3,950	Allstate Corp.	216,183	2.40%

Household Audio & Video Equipment
2,000	Harman International Industries Inc.	170,740	1.90%

Miscellaneous Manufacturing
6,500	International Game Technology	246,610	2.75%

National Commercial Banks
7,124	Bank of America Corp.	342,664
7,600	Citigroup Inc.	366,624
6,640	JP Morgan Chase & Co.	278,880
2,600	PNC Financial Services Group Inc.	182,442
4,250	Wachovia Corp.	229,840
		1,400,450	15.61%

Perfumes, Cosmetics & Other Toilet Preparations
3,750	Colgate-Palmolive Co.	224,625	2.50%

Petroleum Refining
2,800	BP plc **	194,908
4,000	Chevron Corp.	248,240
3,800	Exxon Mobil Corp.	233,130
		676,278	7.54%

Pharmaceutical Preparations
8,500	Bristol Myers Squibb Co.	219,810
5,650	Johnson & Johnson	338,548
8,500	Nektar Therapeutics *	155,890
9,500	Pfizer Inc.	222,965
		937,213	10.45%

Paints, Varnishes, Lacquers, Enamels & Allied Prods.
2,350	PPG Industries Inc.	155,100	1.73%

Pumps & Pumping Equipment
5,000	ITT Industries Inc.	247,500	2.76%

*Non-Income Producing Securities.

**ADR - American Depository Receipt.

The accompanying notes are an integral part of these

financial statements.

2006 Semi-Annual Report  3

Private Asset Management Fund

		Schedule of Investments
		June 30, 2006 (Unaudited)
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
Radio & TV Broadcasting
3,500	QUALCOMM Inc.	140,245	1.56%

Retail-Drug Stores and Proprietary Stores
3,000	Walgreen Co.	134,520	1.50%

Retail-Miscellaneous Shopping Goods Stores
7,000	Staples Inc.	170,450	1.90%

Retail-Variety Stores
2,950	Costco Wholesale Corp.	168,534	1.88%

Savings Institutions, Not Federally Chartered
10,000	New York Community Bankcorp Inc.	165,100	1.84%

Semiconductors & Related Devices
6,000	Applied Materials Inc.	97,680
10,100	Intel Corp.	191,900
		289,580	3.23%

Services-Commercial Physical & Biological Research
3,500	Gen-Probe Inc. *	188,930	2.11%

Services-Prepackaged Software
8,750	Microsoft Corp.	203,875	2.27%

Surgical & Medical Instruments & Apparatus
3,700	3M Co.	298,849	3.33%

Wholesale-Groceries & Related
8,000	Sysco Corp.	244,480	2.73%

Total for Common Stock (Cost - $7,374,063)		$ 8,493,114	94.67%

Exchange Traded Funds
1,625	iShares MSCI EAFE Index	106,259
2,900	NASDAQ 100 Trust Shares	112,433
1,675	Vanguard Emerging Markets Stock VIPERs	107,669
Total for Exchange Traded Funds (Cost - $285,968)		326,361	3.64%

Cash Equivalents
155,155	Fidelity Money Market Pt Cl Select 3.87% ***	155,155	1.73%
	(Cost - $155,155)

	Total Investments	8,974,630	100.04%
	(Cost - $7,815,186)

	Liabilities in Excess of Other Assets	(3,706)	-0.04%

	Net Assets	$ 8,970,924	100.00%

* Non-Income Producing Securities.

** ADR - American Depository Receipt

*** Variable Rate Security; The Yield Rate shown

represents the rate at June 30, 2006.

The accompanying notes are an integral part of these

financial statements.

2006 Semi-Annual Report  4

Private Asset Management Fund

Statement of Assets and Liabilities (Unaudited)
June 30, 2006

Assets:
Investment Securities at Market Value	$ 8,974,630
(Cost - $7,815,186)
Dividends Receivable	6,729
Interest Receivable	699
Total Assets	8,982,058
Liabilities:
Payable to Adviser	11,134
Total Liabilities	11,134

Net Assets	$ 8,970,924
Net Assets Consist of:
Paid In Capital	7,423,796
Accumulated Undistributed Net Investment Income	28,926
Accumulated Undistributed Realized Gain on Investments - Net	358,758
Unrealized Appreciation in Value
of Investments Based on Cost - Net	1,159,444
Net Assets, for 366,800 Shares Outstanding	$ 8,970,924
(Unlimited number of shares authorized without par value)
Net Asset Value, Offering Price and Redemption Price
Per Share ($8,970,924/366,800 shares)	$ 24.46

Statement of Operations (Unaudited)
For the Six Month Period Ended June 30, 2006

Investment Income:
Dividends	$ 95,594
Interest	2,021
Total Investment Income	97,615
Expenses:
Investment Adviser Fees	69,292
Trustees Fees	-
Total Expenses	69,292
Reimbursed Expenses	-
Total Expenses	69,292

Net Investment Income	28,323

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain on Investments	378,760
Net Change in Unrealized Appreciation on Investments	(234,477)
Net Realized and Unrealized Gain (Loss) on Investments	144,283

Net Increase in Net Assets from Operations	$ 172,606

The accompanying notes are an integral part of these

financial statements.

2006 Semi-Annual Report  5

Private Asset Management Fund

Statements of Changes in Net Assets	(Unaudited)
	1/1/2006		1/1/2005
	to		to
	6/30/2006		12/31/2005
From Operations:
Net Investment Income	$ 28,323		$ 52,138
Net Realized Gain (Loss) on Investments	378,760		(17,870)
Change in Unrealized Appreciation on Investments	(234,477)		(229,335)
Increase (Decrease) in Net Assets from Operations	172,606		(195,067)
From Distributions to Shareholders:
Net Investment Income	0		(51,535)
Net Realized Gain from Security Transactions	0		0
Change in Net Assets from Distributions	0		(51,535)
From Capital Share Transactions:
Proceeds From Sale of Shares	440,295		1,596,083
Shares Issued on Reinvestment of Dividends	0		51,535
Cost of Shares Redeemed	(933,821)		(1,591,099)
Net Increase from Shareholder Activity	(493,526)		56,519

Net Decrease in Net Assets	(320,920)		(190,083)

Net Assets at Beginning of Period	9,291,844		9,481,927
Net Assets at End of Period (Including Accumulated Undistributed	$ 8,970,924		$ 9,291,844
Net Investment Income of $28,926 and $603, respectively.)

Share Transactions:
Issued	17,657		66,713
Reinvested	0		2,136
Redeemed	(37,927)		(66,359)
Net Increase (Decrease) in Shares	(20,270)		2,490
Shares Outstanding at Beginning of Period	387,070		384,580
Shares Outstanding at End of Period	366,800		387,070

Financial Highlights	(Unaudited)
Selected data for a share outstanding throughout the period:	1/1/2006		1/1/2005	1/1/2004	1/1/2003	5/6/2002*
	to		to	to	to	to
	6/30/2006		12/31/2005	12/31/2004	12/31/2003	12/31/2002
Net Asset Value -
Beginning of Period	$ 24.01		24.66	$ 23.43	$ 18.21	$ 20.00
Net Investment Income ****	0.08		0.13	0.13	0.12	0.07
Net Gains or Losses on Securities
(realized and unrealized)	0.37		(0.65)	1.63	5.19	(1.80)
Total from Investment Operations	0.45		(0.52)	1.76	5.31	(1.73)

Distributions (From Net Investment Income)	0.00		(0.13)	(0.13)	(0.09)	(0.06)
Distributions (From Capital Gains)	0.00		0.00	(0.40)	0.00	0.00
Total Distributions	0.00		(0.13)	(0.53)	(0.09)	(0.06)

Net Asset Value -
End of Period	$ 24.46		$ 24.01	$ 24.66	$ 23.43	$ 18.21
Total Return +	1.87%	**	(2.10)%	7.51%	29.16%	(8.67)%	**
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	8,971		9,292	9,482	7,596	3,640

Before Reimbursement
Ratio of Expenses to Average Net Assets	1.50%	***	1.53%	1.55%	1.55%	1.60%	***
Ratio of Net Income to Average Net Assets	0.61%	***	0.52%	0.48%	0.51%	0.45%	***
After Reimbursement
Ratio of Expenses to Average Net Assets	1.50%	***	1.50%	1.50%	1.50%	1.50%	***
Ratio of Net Income to Average Net Assets	0.61%	***	0.56%	0.53%	0.57%	0.56%	***

Portfolio Turnover Rate	17.19%		19.18%	24.20%	23.73%	32.37%	***

* Commencement of Operations.
** Not annualized.
*** Annualized.
**** Per share amounts calculated using the average shares method.
+ Total return in the above represents the rate that the investor would have earned or lost on an investment in the fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these

financial statements.

2006 Semi-Annual Report  6

NOTES TO FINANCIAL STATEMENTS

PRIVATE ASSET MANAGEMENT FUND

June 30, 2006

(Unaudited)

1.) ORGANIZATION

Private Asset Management Fund (the "Fund") was organized as a non-diversified series of the Private Asset Management Funds (the "Trust") on May 6, 2002. The Trust is an open-end investment company organized in Ohio as a business trust on on March 7, 2002 and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. At present, there is only one series authorized by the Trust.  The Fund's investment objective is to seek long-term growth of capital. The Fund’s Adviser is Private Asset Management, Inc.

2.) SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION: Securities that are traded on any exchange or on the NASDAQ over-the-counter market are generally valued by a pricing service at the last quoted sale price.  Lacking a last sale price, a security is generally valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security.  All other securities for which over-the-counter market quotations are not readily available are valued at their last bid price.  When market quotations are not readily available, when the Adviser determines the price provided by the pricing service or the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

Fixed income securities generally are valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

In accordance with the Trust's good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

FEDERAL INCOME TAXES: The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders.  Therefore, no federal income tax provision is required.  It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service.  This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.  In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

SHARE VALUATION: The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent.  The offering and redemption price per share is equal to the net asset value per share.

2006 Semi-Annual Report  7

Notes to the Financial Statements (Unaudited) - continued

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on ex-dividend date.

USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER: The Fund records security transactions based on a trade date.  Dividend income is recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  The Fund uses the specific identification method in computing gain or loss on sale of investment securities. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

3.) INVESTMENT ADVISORY AGREEMENT

The Fund has entered into an investment advisory agreement with Private Asset Management, Inc. (the “Adviser”). Under the terms of the Management Agreement (the “Agreement”), the Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Board of Trustees.  The Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund.  The Adviser also pays the salaries and fees of all of its officers and employees that serve as officers and trustees of the Trust.  The Fund is authorized to pay the Adviser an investment management fee equal to 1.50% of the average daily net assets of the Fund for investment adviser services.  As a result of the above calculation, for the six month period ended June 30, 2006, the Adviser earned management fees totaling $69,292 of which $11,134 was due to the Adviser at the end of the fiscal year.

The Adviser pays all operating expenses of the Fund with the exception of taxes, brokerage fees and commissions, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), fees and expenses of the non-interested person trustees, and extraordinary expenses. The Adviser has contractually agreed to reimburse the Fund's trustee fees and expenses through April 30, 2007, but only to the extent necessary to maintain the Fund’s total annual operating expenses at 1.50% of its average daily net assets.

4.) ADMINISTRATION AGREEMENT

The Fund has entered into an administration servicing agreement with Premier Fund Solutions, Inc. The fees for these services are equal to an annual rate of 0.07% on the first $200 million of assets, 0.05% on the next $500 million of assets and 0.03% on assets above $700 million, subject to a minimum monthly fee of $2,000.  Premier Fund Solutions, Inc. fees are paid by the Adviser.

5.) RELATED PARTY TRANSACTIONS

Certain officers and directors of Private Asset Management, Inc. and Premier Fund Solutions, Inc. are also officers and/or trustees of the Fund.

6.) CAPITAL SHARES

The Trust is authorized to issue an unlimited number of shares.  Paid in capital at June 30, 2006 was $7,423,796 representing 366,800 shares outstanding.

7.) INVESTMENTS

For the six month period ended June 30, 2006, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $1,576,405 and $2,168,039 respectively.  Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively. For Federal income tax purposes, the cost of investments owned at June 30, 2006 was $7,815,186. At June 30, 2006, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation                           (Depreciation)               Net Appreciation (Depreciation)

 $1,427,467                              ($268,023)                               $1,159,444

There were no differences between book and tax cost basis of investments.

2006 Semi-Annual Report  8

Notes to the Financial Statements (Unaudited) - continued

8.) CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of June 30, 2006, Charles Schwab & Co. Inc. held for the benefit of others, in aggregate, more than 97.10% of the Fund and therefore may be deemed to control the Fund.

9.) DISTRIBUTION TO SHAREHOLDERS

The tax character of distributions paid during the fiscal year 2005 and the six months ended June 30, 2006 were as follows:

                                         Six Months Ended

                                             June 30,2006                  2005

Ordinary Income                                                 $         -                $  51,535

Short-term Capital Gain                                                 -                          -0-

Long-term Capital Gain                                                  -                          -0-

                                                                         $         -               $  51,535

2006 Semi-Annual Report  9

PRIVATE ASSET

MANAGEMENT FUND

11995 El Camino Real, Suite 303

San Diego, CA 92130

Item 2. Code of Ethics.   Not applicable.

Item 3. Audit Committee Financial Expert.   Not applicable.

Item 4. Principal Accountant Fees and Services.   Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.   Not applicable. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8. Portfolio Managers of Closed End Funds. Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.  Controls and Procedures.

(a)

The Registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

 (a)(1)

Code of Ethics. Not applicable.

(a)(2)

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification  pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Private Asset Management Funds

By : /s/ Stephen J. Cohen

Stephen J. Cohen

President

Date:          9/6/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ Stephen J. Cohen

Stephen J. Cohen

President

Date:          9/6/06

By : /s/ Michael D. Berlin

Michael D. Berlin

Chief Financial Officer

Date:          9/6/06